UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS OPPORTUNITY FUND

Shares	Security	Value
COMMON STOCK – (97.33%)

AUTOMOBILES & COMPONENTS – (1.30%)
151,800	Johnson Controls, Inc.	$5,130,840
137,626	WABCO Holdings Inc.	6,278,498
		11,409,338
CAPITAL GOODS – (4.76%)
1,513,910	Blount International, Inc.*	18,727,067
93,050	Franklin Electric Co., Inc.	3,177,192
201,470	Shaw Group Inc.*	9,497,296
228,490	Trane, Inc.	10,487,691
		41,889,246
CAPITAL MARKETS – (3.58%)
1,089,795	E*TRADE Financial Corp.*	4,190,262
85,452	Julius Baer Holding, Ltd. AG (Switzerland)	6,298,546
159,280	Legg Mason, Inc.	8,916,494
298,000	Merrill Lynch & Co., Inc.	12,140,520
		31,545,822
COMMERCIAL SERVICES & SUPPLIES – (0.44%)
47,500	D&B Corp.	3,865,550
CONSUMER DURABLES & APPAREL – (7.77%)
766,410	Garmin Ltd.	41,351,652
399,884	Hunter Douglas NV (Netherlands)	27,051,907
		68,403,559
CONSUMER FINANCE – (1.29%)
694,230	Discover Financial Services	11,364,545
CONSUMER SERVICES – (2.51%)
367,630	H&R Block, Inc.	7,631,999
387,750	Yum! Brands, Inc.	14,428,177
		22,060,176
DIVERSIFIED FINANCIAL SERVICES – (3.55%)
10,600	Nymex Holdings Inc.	960,678
224,500	Oaktree Capital Group LLC, Class A (b)	6,061,500
217,161	Pargesa Holding S.A., Bearer Shares (Switzerland)	24,206,749
		31,228,927
ENERGY – (4.25%)
224,110	Tenaris S.A., ADR (Argentina)	11,171,884
194,159	Transocean Inc.*	26,250,297
		37,422,181
FOOD & STAPLES RETAILING – (1.42%)
112,000	Costco Wholesale Corp.	7,269,920
159,420	Whole Foods Market, Inc.	5,258,469
		12,528,389

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (1.00%)
174,455	Heineken Holding NV (Netherlands)	$8,772,147
HEALTH CARE EQUIPMENT & SERVICES – (3.47%)
100,245	Cardinal Health, Inc.	5,263,865
235,190	IDEXX Laboratories, Inc.*	11,584,283
397,220	UnitedHealth Group Inc.	13,648,479
		30,496,627
INSURANCE BROKERS – (0.66%)
336,633	Brown & Brown, Inc.	5,850,682
LIFE & HEALTH INSURANCE – (3.14%)
111,690	AFLAC Inc.	7,254,265
614,330	Power Corp. of Canada (Canada)	20,348,989
		27,603,254
MATERIALS – (4.14%)
257,050	Sealed Air Corp.	6,490,512
324,530	Sigma-Aldrich Corp.	19,346,856
679,600	Sino-Forest Corp.* (Canada)	10,593,404
		36,430,772
MEDIA – (13.26%)
1,500,700	Comcast Corp., Special Class A*	28,438,265
1,270,070	Grupo Televisa S.A., ADR (Mexico)	30,786,497
72,816	Lagardere S.C.A. (France)	5,444,419
728,180	News Corp., Class A	13,653,375
704,770	Virgin Media Inc.	9,916,114
297,000	Walt Disney Co.	9,319,860
1,607,150	WPP Group PLC (United Kingdom)	19,169,685
		116,728,215
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.91%)
395,160	Johnson & Johnson	25,634,029
PROPERTY & CASUALTY INSURANCE – (5.03%)
961,470	Ambac Financial Group, Inc.	5,528,452
51,000	FPIC Insurance Group, Inc.*	2,407,710
78,455	Markel Corp.*	34,517,846
150,690	MBIA Inc.*	1,841,432
		44,295,440
REAL ESTATE – (2.53%)
612,901	Redwood Trust, Inc.	22,278,935

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

REINSURANCE – (2.70%)
55,690	Everest Re Group, Ltd.	$4,985,926
132,410	RenaissanceRe Holdings Ltd.	6,873,403
179,545	Transatlantic Holdings, Inc.	11,912,811
		23,772,140
RETAILING – (7.79%)
206,050	Bed Bath & Beyond Inc.*	6,077,445
1,123,800	CarMax, Inc.*	21,824,196
1,174,300	Netflix Inc.*	40,619,037
		68,520,678
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.75%)
856,490	Texas Instruments Inc.	24,212,972
SOFTWARE & SERVICES – (9.42%)
1,330,752	Convera Corp., Class A*	2,248,971
91,770	Google Inc., Class A*	40,471,947
456,840	Iron Mountain Inc.*	12,078,850
992,990	Microsoft Corp.	28,111,547
		82,911,315
TECHNOLOGY HARDWARE & EQUIPMENT – (4.96%)
672,210	Agilent Technologies, Inc.*	20,052,024
196,900	Cisco Systems, Inc.*	4,746,274
837,820	Dell Inc.*	16,706,131
98,170	Molex Inc., Class A	2,146,487
		43,650,916
TELECOMMUNICATION SERVICES – (1.68%)
158,800	American Tower Corp., Class A*	6,226,548
186,790	SK Telecom Co., Ltd., ADR (South Korea)	4,036,532
679,020	Sprint Nextel Corp.*	4,542,644
		14,805,724

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (1.02%)
978,700	Clark Holdings, Inc.* (c)	$3,856,078
51,410	Kuehne & Nagel International AG, Registered (Switzerland)	5,143,071
		8,999,149

Total Common Stock – (identified cost $814,977,412)	856,680,728

CONVERTIBLE BONDS – (0.60%)

TELECOMMUNICATION SERVICES – (0.60%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	5,257,000

SHORT TERM INVESTMENTS – (2.18%)

7,382,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $7,382,533
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $7,529,640)	7,382,000
7,382,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $7,382,564
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $7,529,640)	7,382,000
4,386,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $4,386,305
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $4,473,720)	4,386,000

	Total Short Term Investments – (identified cost $19,150,000)	19,150,000

Total Investments – (100.11%) – (identified cost $839,727,412)	881,087,728
Liabilities Less Other Assets – (0.11%)	(935,910)
Net Assets – (100.00%)	$880,151,818

*Non-Income Producing Security.

ADR: American Depositary Receipt

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

(a)     Aggregate cost for Federal Income Tax purposes is $850,211,742. At March 31, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$160,287,595
Unrealized depreciation	(129,411,609)
Net unrealized appreciation	$30,875,986

(b) Illiquid security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $6,061,500, or 0.69% of the Fund’s net assets as of March 31, 2008.

(c) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended March 31, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2008 amounts to $3,856,078. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares March 31, 2008	Dividend Income
Clark Holdings, Inc.	–	978,700	–	978,700	$–

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS GOVERNMENT BOND FUND

Principal	Security	Value
MORTGAGES – (69.00%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (19.57%)
$1,105,537	Fannie Mae, 4.10%, 01/25/10	$1,093,937
125,000	Fannie Mae, 5.00%, 07/25/15	126,788
1,659,229	Fannie Mae, 5.50%, 11/25/23	1,691,449
4,957,867	Fannie Mae, 4.00%, 09/25/31	4,965,414
938,225	Freddie Mac, 4.00%, 09/15/10	941,793
1,301,394	Freddie Mac, 5.00%, 08/15/14	1,310,581
1,151,279	Freddie Mac, 5.00%, 08/15/16	1,173,261
2,096,464	Freddie Mac, 6.00%, 05/15/35	2,141,455
621,312	Ginnie Mae, 6.00%, 03/20/14	626,091
1,726,613	Ginnie Mae, 6.00%, 05/16/30	1,754,436
		15,825,205
FANNIE MAE POOLS – (19.67%)
392,018	6.12%, 10/01/08 Pool No. 380999	393,555
727,051	4.50%, 01/01/13 Pool No. 254646	738,995
3,995,465	6.00%, 09/01/17 Pool No. 665776	4,146,169
2,935,688	4.50%, 08/01/18 Pool No. 254833	2,944,465
199,140	6.50%, 07/01/32 Pool No. 635069	207,242
2,800,827	6.636%, 10/01/32 Pool No. 648917 (b)	2,832,204
175,241	7.31%, 01/01/33 Pool No. 681153 (b)	177,102
1,095,458	4.696%, 05/01/35 Pool No. 826242 (b)	1,102,093
1,450,717	5.065%, 01/01/36 Pool No. 848973 (b)	1,460,395
405,120	5.584%, 03/01/36 Pool No. 843396 (b)	402,106
1,497,683	5.626%, 04/01/36 Pool No. 851605 (b)	1,506,571
		15,910,897
FREDDIE MAC POOLS – (28.91%)
110,758	4.00%, 07/01/08 Pool No. M90826	110,777
931,143	3.50%, 08/01/08 Pool No. M90830	951,358
1,577,644	4.50%, 07/01/09 Pool No. M90934	1,574,954
549,307	4.50%, 10/01/09 Pool No. M80778	554,436
1,517,805	5.00%, 02/01/10 Pool No. M90972	1,526,390
973,654	4.50%, 03/01/10 Pool No. M80807	984,013
6,949,303	4.50%, 05/01/10 Pool No. M80818	7,032,284
708,644	3.00%, 10/01/10 Pool No. M91001	688,957
929,277	4.00%, 11/01/10 Pool No. M80864	933,501
874,986	3.50%, 04/01/12 Pool No. M80974	858,608
1,394,260	4.00%, 12/01/12 Pool No. M81008	1,388,203
2,263,945	5.50%, 06/01/22 Pool No. G12688	2,311,040

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Principal	Security	Value
FREDDIE MAC POOLS – (Continued)
$1,933,838	5.50%, 10/01/22 Pool No. G13024	$1,974,066
833,409	4.54%, 12/01/34 Pool No. 1H1238 (b)	838,682
1,654,182	4.742%, 04/01/35 Pool No. 782528 (b)	1,647,936
		23,375,205
GINNIE MAE POOLS – (0.85%)
698,653	4.00%, 08/20/20 Pool No. 003811	686,252

	Total Mortgages – (identified cost $55,590,094)	55,797,559

GOVERNMENT AGENCY NOTES – (25.90%)
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,009,172
5,950,000	Fannie Mae, 6.02%, 08/08/25	5,968,314
46,818	Federal Farm Credit Bank, 3.41%, 06/24/10	46,819
1,000,000	Federal Farm Credit Bank, 4.75%, 01/22/14	1,001,245
1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	1,003,620
1,000,000	Federal Home Loan Bank, 5.125%, 11/23/09	1,004,081
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,048,313
2,600,000	Federal Home Loan Bank, 3.40%, 09/17/10	2,611,065
3,000,000	Federal Home Loan Bank, 5.60%, 04/25/11	3,005,926
2,000,000	Federal Home Loan Bank, 4.75%, 02/06/15	2,007,830
230,000	Freddie Mac, 3.00%, 06/30/09	230,029
1,000,000	Freddie Mac, 3.50%, 07/28/09	1,003,852

	Total Government Agency Notes – (identified cost $20,848,488)	20,940,266

SHORT TERM INVESTMENTS – (2.01%)
626,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $626,045
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $638,520)	626,000
626,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $626,048
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $638,520)	626,000
373,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $373,026
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.50%, 05/01/34, total market value $380,460)	373,000

	Total Short Term Investments – (identified cost $1,625,000)	1,625,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Total Investments – (96.91%) – (identified cost $78,063,582) – (a)	$78,362,825
Other Assets Less Liabilities – (3.09%)	2,500,258
Net Assets – (100.00%)	$80,863,083

(a)  Aggregate cost for Federal Income Tax purposes is $78,063,582. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$438,998
Unrealized depreciation	(139,755)
Net unrealized appreciation	$299,243

(b)  The interest rates on adjustable rate securities, shown as of March 31, 2008, may change daily or less frequently and are based on indices of market interest rates.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

Principal	Security	Value
FANNIE MAE – (14.13%)
$2,000,000	2.875%, 05/19/08	$1,995,743
4,100,000	3.25%, 06/04/08	4,085,337
2,000,000	3.01%, 06/09/08	1,993,950
2,000,000	3.80%, 06/30/08	1,997,650
4,000,000	3.10%, 07/02/08	4,002,351
14,000,000	5.00%, 07/25/08	14,033,106
3,000,000	4.00%, 08/08/08	2,997,224
880,000	3.25%, 08/15/08	876,144
10,000,000	5.125%, 09/02/08	10,102,773
2,590,000	3.75%, 09/15/08	2,603,585
19,675,000	5.00%, 09/15/08	19,861,712
360,000	4.50%, 10/15/08	364,625

	Total Fannie Mae – (identified cost $64,914,200)	64,914,200
FEDERAL FARM CREDIT BANK – (0.22%)
1,000,000	4.03%, 06/30/08 (identified cost $997,466)	997,466
FEDERAL HOME LOAN BANK – (30.50%)
1,000,000	4.27%, 04/11/08	999,717
1,000,000	5.25%, 04/11/08	1,000,565
2,000,000	4.00%, 04/18/08	1,999,705
3,370,000	4.125%, 04/18/08	3,371,172
1,500,000	4.44%, 04/21/08	1,500,083
13,000,000	4.32%, 04/23/08	12,999,040
1,130,000	4.30%, 05/21/08	1,129,960
2,000,000	5.00%, 06/10/08	2,002,568
1,000,000	3.75%, 06/16/08	996,898
1,000,000	4.25%, 06/18/08	1,002,794
2,150,000	5.125%, 06/18/08	2,153,812
10,000,000	2.85%, 07/07/08	10,000,000
1,000,000	4.04%, 07/14/08	997,127
2,000,000	4.28%, 07/14/08	2,011,074
5,025,000	2.625%, 07/15/08	5,001,916
810,000	4.25%, 07/16/08	808,087
8,515,000	5.125%, 07/16/08	8,535,792
2,000,000	4.03%, 07/21/08	2,002,046
500,000	3.10%, 07/22/08	497,065
1,000,000	3.32%, 07/28/08	994,402
5,000,000	5.125%, 07/30/08	5,005,980
1,000,000	5.125%, 08/08/08	1,008,349

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$13,000,000	5.25%, 08/14/08	$13,047,686
3,000,000	5.50%, 08/15/08	3,032,620
600,000	5.00%, 09/12/08	607,740
1,400,000	5.10%, 09/19/08	1,415,700
2,500,000	4.50%, 09/26/08	2,522,020
860,000	4.375%, 10/03/08	869,818
350,000	4.50%, 10/14/08	354,472
12,000,000	4.625%, 10/24/08	12,134,609
1,000,000	4.75%, 10/27/08	1,012,373
4,600,000	4.125%, 11/17/08	4,594,248
500,000	5.00%, 11/17/08	507,606
5,000,000	2.846%, 12/01/08 (b)	5,000,000
1,000,000	4.70%, 12/26/08	1,007,051
6,000,000	2.76%, 02/12/09	6,000,000
17,000,000	2.72%, 03/20/09 (b)	17,000,000
5,000,000	2.66%, 04/03/09 (b)	5,000,000

	Total Federal Home Loan Bank – (identified cost $140,124,095)	140,124,095

FREDDIE MAC – (6.08%)
1,000,000	3.125%, 04/04/08	999,868
625,000	5.75%, 04/15/08	625,119
2,000,000	3.50%, 04/28/08	1,998,621
3,750,000	3.75%, 05/12/08	3,744,092
500,000	3.25%, 05/14/08	498,816
500,000	2.70%, 06/25/08	497,745
700,000	3.08%, 07/09/08	695,894
1,529,000	4.875%, 09/12/08	1,544,487
557,000	3.625%, 09/15/08	560,891
560,000	5.00%, 09/16/08	567,414
4,139,000	4.48%, 09/19/08	4,174,389
395,000	4.30%, 09/24/08	399,179
500,000	4.90%, 11/03/08	506,874
3,525,000	4.75%, 11/26/08	3,587,531
7,500,000	4.10%, 01/14/09	7,535,726

	Total Freddie Mac – (identified cost $27,936,646)	27,936,646
FREDDIE MAC MORTGAGE POOL – (2.97%)
1,683,789	3.50%, 04/01/08 Pool No. M90820	1,683,789
1,341,152	4.00%, 04/01/08 Pool No. M90808	1,341,152
371,401	4.00%, 05/01/08 Pool No. M90814	370,989
341,173	4.50%, 05/01/08 Pool No. M90815	341,015
1,098,394	3.50%, 06/01/08 Pool No. M90825	1,095,072

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
FREDDIE MAC MORTGAGE POOL – (Continued)
$1,698,531	4.00%, 06/01/08 Pool No. M90818	$1,695,829
3,810,071	4.00%, 07/01/08 Pool No. M90826	3,801,006
644,077	4.50%, 03/01/09 Pool No. M90904	649,200
2,666,385	3.50%, 04/01/09 Pool No. M90913	2,674,538

	Total Freddie Mac Mortgage Pools –
	(identified cost $13,652,590)	13,652,590

REPURCHASE AGREEMENTS – (47.06%)
83,331,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $83,337,018
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $84,997,620)	83,331,000
83,331,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $85,337,366
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $84,997,620)	83,331,000
49,505,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $49,508,438
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.50%, 05/01/34,
	total market value $50,495,100)	49,505,000

	Total Repurchase Agreements – (identified cost $216,167,000)	216,167,000

Total Investments – (100.96%) – (identified cost $463,791,997) – (a)	463,791,997
Liabilities Less Other Assets – (0.96%)	(4,391,332)
Net Assets – (100.00%)	$459,400,665
(a)	Aggregate cost for Federal Income Tax Purposes is $463,791,997.

(b)  The interest rates on floating rate securities, shown as of March 31, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS FINANCIAL FUND

Shares	Security	Value
COMMON STOCK – (98.70%)

CAPITAL MARKETS – (12.28%)
393,500	Ameriprise Financial, Inc.	$20,402,975
1,020,000	Bank of New York Mellon Corp.	42,564,600
46,000	Merrill Lynch & Co., Inc.	1,874,040
833,400	Merrill Lynch & Co., Inc., Private Placement (c)(d)	31,745,789
		96,587,404
COMMERCIAL BANKS – (4.89%)
75,700	ICICI Bank Ltd., ADR (India)	2,890,983
402,350	State Bank of India, GDR (India)	35,607,975
		38,498,958
COMMERCIAL SERVICES & SUPPLIES – (7.35%)
710,650	D&B Corp.	57,832,697
CONSUMER FINANCE – (12.11%)
1,949,000	American Express Co.	85,210,280
1,351,000	First Marblehead Corp. *	10,078,460
		95,288,740
CONSUMER SERVICES – (2.09%)
791,000	H&R Block, Inc.	16,421,160
DIVERSIFIED FINANCIAL SERVICES – (12.40%)
1,019,560	JPMorgan Chase & Co.	43,790,102
872,600	Moody’s Corp.	30,392,658
274,000	Oaktree Capital Group LLC, Class A (c)	7,398,000
13,900	RHJ International* (Belgium)	157,124
396,550	RHJ International, 144A* (Belgium) (b)(d)	4,499,018
182,000	Visa Inc., Class A*	11,349,520
		97,586,422
ENERGY – (5.37%)
618,700	Canadian Natural Resources Ltd. (Canada)	42,232,462
LIFE & HEALTH INSURANCE – (2.21%)
334,733	China Life Insurance Co., Ltd., ADR (China)	17,426,200
MATERIALS – (2.95%)
918,000	Sealed Air Corp.	23,179,500
MULTI-LINE INSURANCE – (12.28%)
866,796	American International Group, Inc.	37,488,927
1,470,600	Loews Corp.	59,147,532
		96,636,459

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)
DAVIS FINANCIAL FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (10.45%)
169,800	Ambac Financial Group, Inc.	$976,350
337,300	FPIC Insurance Group, Inc.*	15,923,933
88,200	Markel Corp.*	38,805,354
534,000	MBIA Inc.*	6,525,480
1,244,000	Progressive Corp. (Ohio)	19,991,080
		82,222,197
REINSURANCE – (14.32%)
225,000	Everest Re Group, Ltd.	20,144,250
1,394,187	Transatlantic Holdings, Inc.	92,504,308
		112,648,558

	Total Common Stock – (identified cost $523,000,947)	776,560,757

SHORT TERM INVESTMENTS – (1.22%)

$3,711,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $3,711,268
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $3,785,220)	3,711,000
3,711,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $3,711,283
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $3,785,220)	3,711,000
2,205,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $2,205,153
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $2,249,100)	2,205,000

Total Short Term Investments – (identified cost $9,627,000)	9,627,000

Total Investments – (99.92%) – (identified cost $532,627,947) – (a)	786,187,757
Other Assets Less Liabilities – (0.08%)	637,232
Net Assets – (100.00%)	$786,824,989

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)
DAVIS FINANCIAL FUND – (Continued)

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $532,627,947. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$299,366,239
Unrealized depreciation	(45,806,429)
Net unrealized appreciation	$253,559,810

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,499,018 or 0.57% of the Fund’s net assets as of March 31, 2008.

(c) Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $39,143,789 or 4.97% of the Fund’s net assets as of March 31, 2008.

(d) Restricted Security – Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $36,244,807 or 4.61% of the Fund’s net assets as of March 31, 2008.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Shares/Principal	Security	Value
CONVERTIBLE PREFERRED STOCK – (7.23%)

CAPITAL GOODS – (0.45%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$3,462,109
DIVERSIFIED FINANCIAL SERVICES – (2.46%)
400,000	Citigroup Inc., 6.50%, 12/31/49, Conv. Pfd.	18,992,000
REAL ESTATE – (2.02%)
650,000	Digital Realty Trust L.P., 5.50%, 12/31/49, Cum. Conv. Pfd.	15,539,030
TRANSPORTATION – (0.56%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	4,321,388
UTILITIES – (1.74%)
288,810	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	13,429,665

	Total Convertible Preferred Stock –
	(identified cost $54,879,026)	55,744,192

CONVERTIBLE BONDS – (41.67%)

CAPITAL GOODS – (2.81%)
$8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	17,903,125
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,766,500
		21,669,625
COMMERCIAL SERVICES & SUPPLIES – (5.20%)
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	7,788,125
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	21,161,708
10,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	11,112,500
		40,062,333
ENERGY – (9.52%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	33,370,880
39,000,000	Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	40,072,500
		73,443,380
MATERIALS – (1.15%)
9,000,000	Sealed Air Corp., Ser. 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (b)	8,842,500
MEDIA – (1.23%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c)(d)(f)	9,484,828
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.42%)
3,900,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	3,261,375

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
CONVERTIBLE BONDS – (Continued)

REAL ESTATE – (13.72%)
$23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	$19,506,300
7,750,000	Digital Realty Trust L.P., 144A Conv. Sr. Notes, 4.125%, 08/15/26 (b)	9,354,250
21,000,000	General Growth Properties, Inc., 144A Conv. Sr. Notes, 3.98%,
	04/15/27 (b)	16,695,000
17,400,000	ProLogis, 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	16,595,250
18,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes
	(Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	16,762,500
24,000,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	26,850,000
		105,763,300
RETAILING – (2.33%)
17,000,000	Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	17,977,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (5.29%)
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,266,575
36,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	35,505,000
		40,771,575

	Total Convertible Bonds – (identified cost $301,855,135)	321,276,416

CORPORATE BONDS – (6.59%)

CAPITAL GOODS – (1.37%)
12,000,000	Masco Corp., 6.125%, 10/03/16	10,594,464
FOOD, BEVERAGE & TOBACCO – (1.98%)
4,000,000	Coca-Cola Co., Sr. Notes, 5.35%, 11/15/17	4,181,720
11,000,000	Tyson Foods, Inc., Sr. Notes, 6.85%, 04/01/16	11,068,310
		15,250,030
HOUSEHOLD & PERSONAL PRODUCTS – (0.70%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,412,876
REAL ESTATE – (1.06%)
14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13	8,190,000
RETAILING – (1.48%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,829,556
10,000,000	Kohl’s Corp., Sr. Notes, 6.25%, 12/15/17	9,539,360
		11,368,916

	Total Corporate Bonds – (identified cost $56,294,597)	50,816,286

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value

COMMON STOCK – (43.88%)

CAPITAL GOODS – (4.44%)
432,000	General Electric Co.	$15,988,320
673,400	Masco Corp.	13,353,522
47,700	Quanta Services, Inc.*	1,105,209
200,000	United Rentals, Inc.*	3,768,000
		34,215,051
CAPITAL MARKETS – (2.47%)
500,000	Merrill Lynch & Co., Inc., Private Placement (f)(g)	19,045,950
COMMERCIAL SERVICES & SUPPLIES – (2.01%)
120,000	School Specialty, Inc.*	3,780,600
382,000	Waste Connections, Inc.*	11,742,680
		15,523,280
CONSUMER FINANCE – (1.73%)
305,000	American Express Co.	13,334,600
ENERGY – (0.53%)
120,000	Nabors Industries Ltd.*	4,052,400
FOOD & STAPLES RETAILING – (4.03%)
23,485	Costco Wholesale Corp.	1,524,411
895,000	Whole Foods Market, Inc.	29,521,575
		31,045,986
FOOD, BEVERAGE & TOBACCO – (3.72%)
165,000	Coca-Cola Co.	10,043,550
1,167,300	Tyson Foods, Inc., Class A	18,618,435
		28,661,985
HEALTH CARE EQUIPMENT & SERVICES – (2.91%)
418,600	Universal Health Services, Inc., Class B	22,474,634
HOUSEHOLD & PERSONAL PRODUCTS – (2.99%)
582,200	Avon Products, Inc.	23,020,188
MATERIALS – (1.70%)
520,000	Sealed Air Corp.	13,130,000
MEDIA – (1.56%)
525,000	News Corp., Class A	9,843,750
115,000	News Corp., Class B	2,189,600
		12,033,350

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (1.89%)
337,400	American International Group, Inc.	$14,592,550
PROPERTY & CASUALTY INSURANCE – (0.58%)
772,300	Ambac Financial Group, Inc.	4,440,725
REAL ESTATE – (3.55%)
345,940	Forest City Enterprises, Inc., Class A	12,730,592
335,000	General Growth Properties, Inc.	12,786,950
32,000	Prologis	1,883,520
		27,401,062
RETAILING – (6.03%)
82,900	AutoZone, Inc.*	9,436,507
250,450	J. C. Penney Co., Inc.	9,444,469
643,400	Kohl’s Corp.*	27,595,426
		46,476,402
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (1.53%)
457,900	Fairchild Semiconductor International, Inc.*	5,458,168
296,700	International Rectifier Corp.*	6,379,050
		11,837,218
SOFTWARE & SERVICES – (0.95%)
148,000	SAP AG, ADR (Germany)	7,336,360
UTILITIES – (1.26%)
580,700	AES Corp.*	9,680,269

	Total Common Stock – (identified cost $387,449,344)	338,302,010

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.13%)

$399,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $399,029
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $406,980)	$399,000
399,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $399,030
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $406,980)	399,000
238,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $238,017
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $242,760)	238,000

Total Short Term Investments – (identified cost $1,036,000)	1,036,000

Total Investments – (99.50%) – (identified cost $801,514,102) – (a)	767,174,904
Other Assets Less Liabilities – (0.50%)	3,877,020
Net Assets – (100.00%)	$771,051,924

*Non-Income Producing Security.

ADR: American Depositary Receipt

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

(a)  Aggregate cost for Federal Income Tax purposes is $801,660,162. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$57,412,494
Unrealized depreciation	(91,897,752)
Net unrealized depreciation	$(34,485,258)

(b)	These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $51,487,000 or 6.68% of the Fund’s net assets, as of March 31, 2008.

(c) As of March 31, 2008 zero coupon bonds represented $9,484,828 or 1.23% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect effective yield on the date of purchase.

(e) Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f) Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $61,901,658 or 8.03% of the Fund’s net assets as of March 31, 2008.

(g) Restricted Security – Restricted Securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $19,045,950 or 2.47% of the Fund’s net assets as of March 31, 2008.

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS REAL ESTATE FUND

Shares	Security	Value
COMMON STOCK – (92.60%)

DIVERSIFIED REITS – (7.44%)
1,158,300	Cousins Properties, Inc.	$28,621,593
668,300	Gramercy Capital Corp.	13,987,519
		42,609,112
INDUSTRIAL REITS – (6.97%)
232,000	AMB Property Corp.	12,625,440
967,500	Brixton PLC (United Kingdom)	6,336,494
1,291,200	DCT Industrial Trust Inc.	12,860,352
524,500	First Potomac Realty Trust	8,061,565
		39,883,851
OFFICE REITS – (27.05%)
462,513	Alexandria Real Estate Equities, Inc.	42,884,205
306,242	Boston Properties, Inc.	28,195,701
729,238	Corporate Office Properties Trust	24,509,689
849,419	Derwent London PLC (United Kingdom)	25,590,444
947,800	Digital Realty Trust, Inc.	33,646,900
		154,826,939
PROPERTY & CASUALTY INSURANCE – (0.71%)
707,300	Ambac Financial Group, Inc.	4,066,975
REAL ESTATE MANAGEMENT & DEVELOPMENT – (11.31%)
1,260,384	Forest City Enterprises, Inc., Class A	46,382,131
3,326,500	Minerva PLC* (United Kingdom)	6,337,863
259,200	Mitsubishi Estate Co. Ltd. (Japan)	6,292,777
288,000	Mitsui Fudosan Co., Ltd. (Japan)	5,717,817
		64,730,588
RESIDENTIAL REITS – (10.26%)
769,100	American Campus Communities, Inc.	21,042,576
156,400	AvalonBay Communities, Inc.	15,095,728
198,100	Essex Property Trust, Inc.	22,579,438
		58,717,742
RETAIL REITS – (15.02%)
130,700	Federal Realty Investment Trust	10,188,065
808,757	General Growth Properties, Inc.	30,870,255
320,118	Kimco Realty Corp.	12,539,022
162,778	Regency Centers Corp.	10,541,503
419,600	Taubman Centers, Inc.	21,861,160
		86,000,005

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SPECIALIZED REITS – (11.09%)
1,146,847	Cogdell Spencer Inc., Private Placement (c)(d)	$16,946,729
360,200	U-Store-It Trust	4,081,066
944,600	Ventas, Inc.	42,421,986
		63,449,781
TRANSPORTATION – (2.75%)
214,400	Alexander & Baldwin, Inc.	9,232,064
70,300	Burlington Northern Santa Fe Corp.	6,483,066
		15,715,130

	Total Common Stock – (identified cost $520,037,093)	530,000,123

PREFERRED STOCK – (0.36%)

RESIDENTIAL REITS – (0.36%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.
	(identified cost $1,079,517)	2,039,042

CONVERTIBLE BONDS – (3.62%)

INDUSTRIAL REITS – (3.45%)
$20,690,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	19,733,087
OFFICE REITS – (0.17%)
1,230,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 03/30/27 (b)	1,000,913

	Total Convertible Bonds – (identified cost $21,626,017)	20,734,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (3.22%)

$7,110,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $7,110,514
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $7,252,200)	$7,110,000
7,110,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $7,110,543
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $7,252,200)	7,110,000
4,224,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $4,224,293
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.50%, 05/01/34, total market value $4,308,480)	4,224,000

	Total Short Term Investments – (identified cost $18,444,000)	18,444,000

	Total Investments – (99.80%) – (identified cost $561,186,627) – (a)	571,217,165
	Other Assets Less Liabilities – (0.20%)	1,172,995
	Net Assets – (100.00%)	$572,390,160

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $563,035,579. At March 31, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$61,821,542
Unrealized depreciation	(53,639,956)
Net unrealized appreciation	$8,181,586

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $20,734,000, or 3.62% of the Fund’s net assets, as of March 31, 2008.

(c)  Illiquid and Restricted Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities in the Fund amounted to $16,946,729 or 2.96% of the Fund’s net assets as of March 31, 2008.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT MARCH 31, 2008 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

(d) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended March 31, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2008, amounts to $16,946,729. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares March 31, 2008	Dividend Income
Cogdell Spencer Inc., Private
Placement	–	1,146,847	–	1,146,847	$401,396

Please refer to “Notes to Schedule of Investments” on page 25 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Security Valuation – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

DAVIS SERIES, INC.

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2008 (Unaudited)

Fair Value Measurements – (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money Market Securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investments carried at value:

Davis Opportunity Fund
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$850,619,228	$–
Level 2 – Other Significant Observable Inputs	30,468,500	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$881,087,728	$–

Davis Government Bond Fund
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$–	$–
Level 2 – Other Significant Observable Inputs	78,362,825	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$78,362,825	$–

Davis Government Money Market Fund
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$–	$–
Level 2 – Other Significant Observable Inputs	463,791,997	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$463,791,997	$–

Davis Financial Fund
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$737,416,968	$–
Level 2 – Other Significant Observable Inputs	48,770,789	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$786,187,757	$–

DAVIS SERIES, INC.

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2008 (Unaudited)

Fair Value Measurements – (Continued)

Davis Appreciation & Income Fund
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$351,677,725	$–
Level 2 – Other Significant Observable Inputs	415,497,179	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$767,174,904	$–

Davis Real Estate Fund
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$513,053,394	$–
Level 2 – Other Significant Observable Inputs	58,163,771	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$571,217,165	$–

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2008